Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000018286 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Limited Maturity Bond Fund
Average Annual Return, Percent	6.16%	2.84%	2.84%
C000018287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Index 500 Fund
Average Annual Return, Percent	17.47%	14.07%	14.48%
C000018288 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund
Average Annual Return, Percent	0.85%	(0.01%)	10.83%
C000018289 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Fund
Average Annual Return, Percent	6.80%	8.69%	6.16%
C000018290 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund
Average Annual Return, Percent	9.80%	9.93%	14.12%
C000018291 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Core Value Fund
Average Annual Return, Percent	8.68%	8.65%	8.96%
C000018292 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund
Average Annual Return, Percent	2.30%	5.33%	6.08%
C000018293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quality Bond Fund
Average Annual Return, Percent	7.56%	0.17%	2.67%
C000018294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Bond Fund
Average Annual Return, Percent	8.87%	5.17%	6.87%
C000018295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Growth Stock Fund
Average Annual Return, Percent	15.28%	9.08%	13.87%
C000018296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Value Fund
Average Annual Return, Percent	10.00%	11.11%	9.71%
C000018297 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Flexibly Managed Fund
Average Annual Return, Percent	11.96%	9.19%	11.03%
C000018298 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Equity Fund
Average Annual Return, Percent	8.87%	3.09%	6.49%
C000018299 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund
Average Annual Return, Percent	10.78%	7.53%	8.12%
C000018300 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund
Average Annual Return, Percent	8.66%	3.68%	10.14%
C000063367 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aggressive Allocation Fund
Average Annual Return, Percent	12.50%	7.44%	8.45%
C000063368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderately Conservative Allocation Fund
Average Annual Return, Percent	9.52%	4.64%	5.76%
C000063369 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Index Fund
Average Annual Return, Percent	12.01%	5.41%	8.91%
C000063370 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SMID Cap Growth Fund
Average Annual Return, Percent	2.00%	0.10%	10.46%
C000063371 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SMID Cap Value Fund
Average Annual Return, Percent	2.60%	8.36%	8.11%
C000063372 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Fund
Average Annual Return, Percent	13.37%	8.25%	9.58%
C000063373 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Fund
Average Annual Return, Percent	8.49%	3.34%	4.39%
C000063374 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Developed International Index Fund
Average Annual Return, Percent	30.60%	8.01%	7.49%
C000063375 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund
Average Annual Return, Percent	28.31%	(1.92%)	3.44%
C000063376 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Core Growth Fund
Average Annual Return, Percent	8.65%	(4.17%)	9.51%
C000063377 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Core Value Fund
Average Annual Return, Percent	12.18%	10.30%	9.86%
C000063378 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Fund
Average Annual Return, Percent	11.17%	5.59%	6.97%
C000063379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderately Aggressive Allocation Fund
Average Annual Return, Percent	12.00%	7.02%	8.10%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U S Government Credit 1 3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return, Percent	5.35%	1.97%	2.09%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
FTSE NAREIT All Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index
Average Annual Return, Percent	2.27%	4.85%	5.77%
Bloomberg U S High Yield Ba B 2 Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return, Percent	8.78%	4.11%	6.15%
MSCI ACWI ex U S Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-U.S. Index
Average Annual Return, Percent	32.39%	7.91%	8.41%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	12.81%	6.09%	9.62%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%	8.92%	8.18%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%	4.20%	8.42%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	8.66%	6.65%	12.49%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	11.05%	9.83%	9.78%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Growth Index
Average Annual Return, Percent	10.31%	2.98%	10.55%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Value Index
Average Annual Return, Percent	12.73%	10.02%	9.72%